SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cash flow hedges, liabilities			$ 68
Cash flow hedges, assets	[1]	$ 332	$ 458
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		63 years
Buildings' Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Buildings' Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		20 years
Condominium Units [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		30 years

[1]	Hedging of cross currency interest rate swap transaction for the total amount of approximately NIS 34,200,000 at fixed interest rate of 6.7% in exchange for approximately $ 8,700 at fixed interest rate of 7.95% with semi-annually payments commencing on June 2016 through December 2021, the termination date. As of December 31, 2020, the hedging amount is $ 1,455.